Form N-1A Supplement	Aug. 22, 2025
American Funds® Strategic Bond Fund | American Funds Strategic Bond Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Prospectus Supplement August 22, 2025

For the following funds with recent summary and statutory prospectuses (as supplemented to date):

American Funds® Multi-Sector Income Fund (MSI) American Funds® Strategic Bond Fund (SBF) Capital World Bond Fund® (WBF)	Intermediate Bond Fund of America® (IBFA) Short-Term Bond Fund of America® (STBF) The Bond Fund of America® (BFA) U.S. Government Securities Fund® (GVT)

Intermediate Bond Fund of America® | INTERMEDIATE BOND FUND OF AMERICA
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Prospectus Supplement August 22, 2025

For the following funds with recent summary and statutory prospectuses (as supplemented to date):

American Funds® Multi-Sector Income Fund (MSI) American Funds® Strategic Bond Fund (SBF) Capital World Bond Fund® (WBF)	Intermediate Bond Fund of America® (IBFA) Short-Term Bond Fund of America® (STBF) The Bond Fund of America® (BFA) U.S. Government Securities Fund® (GVT)

The Bond Fund of America® | BOND FUND OF AMERICA
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Prospectus Supplement August 22, 2025

For the following funds with recent summary and statutory prospectuses (as supplemented to date):

American Funds® Multi-Sector Income Fund (MSI) American Funds® Strategic Bond Fund (SBF) Capital World Bond Fund® (WBF)	Intermediate Bond Fund of America® (IBFA) Short-Term Bond Fund of America® (STBF) The Bond Fund of America® (BFA) U.S. Government Securities Fund® (GVT)

U.S. Government Securities Fund® | U.S. Government Securities Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Prospectus Supplement August 22, 2025

For the following funds with recent summary and statutory prospectuses (as supplemented to date):

American Funds® Multi-Sector Income Fund (MSI) American Funds® Strategic Bond Fund (SBF) Capital World Bond Fund® (WBF)	Intermediate Bond Fund of America® (IBFA) Short-Term Bond Fund of America® (STBF) The Bond Fund of America® (BFA) U.S. Government Securities Fund® (GVT)